Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 28, 2016
Entity Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 16, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 16, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplemental Information [Text Block]	cik0001432353_SupplementalInformationTextBlock
Important Notice Regarding Change in
ETF Index and Related Matters

GLOBAL X FUNDS
Global X SuperDividend® Emerging Markets ETF (the “Fund”)

Supplement dated September 16, 2016 to the Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Fund, dated March 1, 2016, as amended and supplemented from time to time

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on or around November 16, 2016.

	Current	New
Fund Name	Global X SuperDividend® Emerging Markets ETF	Global X MSCI SuperDividend® Emerging Markets ETF
Index Name	INDXX SuperDividend® Emerging Markets Index	MSCI Emerging Markets Top 50 Dividend Index
Index Components	50	50*
Index Description
The INDXX SuperDividend® Emerging Markets Index tracks the performance of 50 equally weighted companies that rank among the highest dividend yielding equity securities in emerging markets, as defined by INDXX, LLC. The Underlying Index may include components from the following countries: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic, Egypt, Greece, Hungary, Poland, Qatar, Russia, South Africa, Turkey, United Arab Emirates, China, India, Indonesia, Malaysia, Philippines, Thailand. The index selects the publicly-listed securities in these markets with the highest dividend yield, subject to minimum market capitalization and liquidity requirements, and subject to maximum allocations to individual countries and sectors. The components of the Underlying Index must also have paid dividends consistently over the last 2 years.

The MSCI Emerging Markets Top 50 Dividend Index tracks the performance of 50 equally-weighted companies that rank among the highest dividend yielding equity securities in Emerging Markets, as defined by MSCI. The Underlying Index may include components from the following countries: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic, Egypt, Greece, Hungary, Poland, Qatar, Russia, South Africa, Turkey, United Arab Emirates, China, India, Indonesia, Malaysia, Philippines, Thailand, Korea and Taiwan. The MSCI Emerging Markets Top 50 Dividend Index begins with the MSCI Emerging Markets Index, which is a capitalization-weighted index, as its starting universe, and then follows a rules-based methodology that is designed to select among the highest dividend yielding equity securities of the MSCI Emerging Markets Index. The MSCI Emerging Markets Top 50 Dividend Index is equal weighted and rebalanced annually.

*Index constituents for the MSCI Emerging Markets Top 50 Dividend Index are as of August 24, 2016. The number of index constituents may change by the effective date (on or around November 16, 2016).

The current index is the INDXX SuperDividend® Emerging Markets Index (the “Current Index”). The Current Index is designed to reflect performance of 50 equally weighted companies that rank among the highest dividend yielding equity securities in emerging markets. The new index is the MSCI Emerging Markets Top 50 Dividend Index (the “New Index”). The New Index tracks the performance of 50 equally-weighted companies that rank among the highest dividend yielding equity securities in emerging markets, using the MSCI Emerging Markets Index as its starting universe. The New Index follows a rules-based methodology that is designed to select among the highest dividend yielding equity securities of the MSCI Emerging Markets Index, while screening for dividend stability and applying sector and country capping to limit concentration.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE